MARKETABLE SECURITIES - Schedule of marketable securities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Total marketable securities	$ 112,949	$ 151,683
Government treasury certificates
Marketable Securities [Line Items]
Total marketable securities	50,525	151,683
Money market funds
Marketable Securities [Line Items]
Total marketable securities	$ 62,424	$ 0